Preferred and Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 20, 2012	Dec. 05, 2011	Dec. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred And Common Stock [Abstract]
Date Of Approval Of shares Repurchase Program				Nov. 01, 2008
Limit of approved shares repurchase program				$ 25,000
Shares repurchased amount					221
Shares repurchased (number of shares)					73,651
Exercised number of shares				29,251	130,578	130,577
Exercise price				$ 3.18	$ 3.18
Total amount of shares issued				93	415
Restricted common stock issued number	801,028	784,273
Restricted Stock Units Number	31,000	29,000
Granted number of shares	1,344,357	1,344,353		1,344,357	1,344,353	954,842
Vested Restricted Stock Units Number				24,932	15,264
Restricted shares forfeited upon termination of employment				6,602	8,869
Nominal Value Per Preferred Share Issued						$ 10
Dividend rate of preferred stock				2.00%		2.00%
Preferred Stock Issued Number Of Shares						13,410
Preferred stock repurchased number			13,132
Nominal Amount Of Preferred Stock Repurchased			131,320
Payments For Repurchase Of Convertible Preferred Stock			$ 49,245			$ 49,016
Preferred Stock Shares Issued				8,479	8,479
Common Stock Shares Issued				103,255,409	102,409,364